Employee benefit plans - Schedule of Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 54.4
2019	53.8
2020	55.5
2021	57.5
2022	60.6
2023 through 2027	325.7
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	0.5
2019	0.5
2020	0.1
2021	0.1
2022	0.1
2023 through 2027	0.3
Foreign [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	17.1
2019	17.0
2020	17.6
2021	18.7
2022	20.9
2023 through 2027	116.1
Domestic [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	37.3
2019	36.8
2020	37.9
2021	38.8
2022	39.7
2023 through 2027	$ 209.6